LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS - Schedule of Life Insurance and Participating Contract Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance contracts £m
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	£ 109,200	£ 102,424
New business	(4,151)	(3,427)
Changes in existing business	17,693	(3,437)
Change in liabilities charged to the income statement (note 10)	13,542	(6,864)
Exchange and other adjustments	87	(88)
At 31 December	95,745	109,200
Participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	13,623	13,041
New business	(18)	(40)
Changes in existing business	3,100	(570)
Change in liabilities charged to the income statement (note 10)	3,082	(610)
Exchange and other adjustments	0	(28)
At 31 December	10,541	13,623
Gross £m
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	122,823	115,465
New business	(4,169)	(3,467)
Changes in existing business	20,793	(4,007)
Change in liabilities charged to the income statement (note 10)	16,624	(7,474)
Exchange and other adjustments	87	(116)
At 31 December	106,286	122,823
Reinsurance £m
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	740	820
New business	(98)	(110)
Changes in existing business	243	190
Change in liabilities charged to the income statement (note 10)	145	80
Exchange and other adjustments	0	0
At 31 December	595	740
Net £m
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	122,083	114,645
New business	(4,071)	(3,357)
Changes in existing business	20,550	(4,197)
Change in liabilities charged to the income statement (note 10)	16,479	(7,554)
Exchange and other adjustments	87	(116)
At 31 December	£ 105,691	£ 122,083